Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 1	$ (305)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 2	387
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 3	201
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 4	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 5	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 6	(484)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 7	(206)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 8	(98)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 9	105
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 10	44
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 11	245
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 12	178
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 13	(40)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 14	(27)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 15	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 16	$ 0